Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	$ 258,220
Ending property, plant and equipment	449,237	$ 258,220
Mexico - San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	112,105
Ending property, plant and equipment	105,473	112,105
Mexico - Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	49,245
Ending property, plant and equipment	64,843	49,245
Mexico - La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	16,555
Ending property, plant and equipment	20,680	16,555
Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	0
Ending property, plant and equipment	172,857	0
Non Producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	29,888
Ending property, plant and equipment	27,180	29,888
Other Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	50,427
Ending property, plant and equipment	58,204	50,427
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	752,273	707,150
Additions	80,500	49,753
Acquisition of Jerritt Canyon	175,727
Transfers and disposals	(15,047)	(4,630)
Ending property, plant and equipment	993,453	752,273
Cost [Member] | Mexico - San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	146,728	136,303
Additions	9,484	10,384
Acquisition of Jerritt Canyon	0
Transfers and disposals	2,316	41
Ending property, plant and equipment	158,528	146,728
Cost [Member] | Mexico - Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	97,331	90,762
Additions	19,885	7,933
Acquisition of Jerritt Canyon	0
Transfers and disposals	5,381	(1,364)
Ending property, plant and equipment	122,597	97,331
Cost [Member] | Mexico - La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	143,510	137,302
Additions	5,831	4,209
Acquisition of Jerritt Canyon	0
Transfers and disposals	1,377	1,999
Ending property, plant and equipment	150,718	143,510
Cost [Member] | Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	0	0
Additions	17,366	0
Acquisition of Jerritt Canyon	175,727
Transfers and disposals	(8)	0
Ending property, plant and equipment	193,085	0
Cost [Member] | Non Producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	293,761	297,240
Additions	229	272
Acquisition of Jerritt Canyon	0
Transfers and disposals	(8,184)	(3,751)
Ending property, plant and equipment	285,806	293,761
Cost [Member] | Other Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	70,943	45,543
Additions	27,705	26,955
Acquisition of Jerritt Canyon	0
Transfers and disposals	(15,929)	(1,555)
Ending property, plant and equipment	82,719	70,943
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(494,053)	(470,511)
Depreciation and amortization	(49,959)	(26,576)
Transfers and disposals	1,877	3,034
Write-down on assets held-for-sale	(2,081)
Ending property, plant and equipment	(544,216)	(494,053)
Accumulated depreciation, amortisation and impairment [Member] | Mexico - San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(34,623)	(19,747)
Depreciation and amortization	(17,801)	(15,032)
Transfers and disposals	(631)	156
Write-down on assets held-for-sale	0
Ending property, plant and equipment	(53,055)	(34,623)
Accumulated depreciation, amortisation and impairment [Member] | Mexico - Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(48,086)	(42,975)
Depreciation and amortization	(6,997)	(6,451)
Transfers and disposals	(2,671)	1,340
Write-down on assets held-for-sale	0
Ending property, plant and equipment	(57,754)	(48,086)
Accumulated depreciation, amortisation and impairment [Member] | Mexico - La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(126,955)	(122,566)
Depreciation and amortization	(2,259)	(2,646)
Transfers and disposals	(824)	(1,743)
Write-down on assets held-for-sale	0
Ending property, plant and equipment	(130,038)	(126,955)
Accumulated depreciation, amortisation and impairment [Member] | Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	0	0
Depreciation and amortization	(20,228)	0
Transfers and disposals	0	0
Write-down on assets held-for-sale	0
Ending property, plant and equipment	(20,228)	0
Accumulated depreciation, amortisation and impairment [Member] | Non Producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(263,873)	(266,190)
Depreciation and amortization	(266)	(592)
Transfers and disposals	5,513	2,909
Write-down on assets held-for-sale	0
Ending property, plant and equipment	(258,626)	(263,873)
Accumulated depreciation, amortisation and impairment [Member] | Other Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(20,516)	(19,033)
Depreciation and amortization	(2,408)	(1,855)
Transfers and disposals	490	372
Write-down on assets held-for-sale	(2,081)
Ending property, plant and equipment	$ (24,515)	$ (20,516)